Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Summary of Remuneration Explanatory
The following table includes the expenses for remuneration, with amounts reflective of time spent on the Board.
Remuneration expenses

	2020	2019	2018
Supervisory Board	0.9	1.0	1.0
Executive Board	5.9	5.8	6.3
Key Management	24.5	26.4	21.5
In fixed compensation	14.0	14.5	9.4
In cash based variable compensation	3.3	3.6	3.6
In share based variable compensation	2.9	3.2	3.3
In pension contributions	3.2	3.9	4.3
In other benefits	1.2	1.2	0.9

Common shares held by Supervisory Board members	Common shares held by Supervisory Board members

Shares held in Aegon at December 31	2020	2019

Ben J. Noteboom	23,500	23,500
Ben van der Veer	-	1,450
Dona D. Young	13,260	13,260
Total	36,760	38,210